UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21522

Name of Fund:     BlackRock Dividend Income Trust (BQY)

Fund Address:     100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Dividend Income Trust,
55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2014

Date of reporting period: 07/31/2014

Item 1 –	Schedule of Investments

Schedule of Investments July 31, 2014 (Unaudited)	BlackRock Dividend Income Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 3.1%
Honeywell International, Inc. (a)	11,500	$1,056,045
Lockheed Martin Corp. (a)	4,330	722,980
United Technologies Corp. (a)	9,400	988,410

		2,767,435
Banks — 8.7%
Australia & New Zealand Banking Group Ltd.	18,000	561,989
Bank of America Corp. (a)	17,100	260,775
Bank of Nova Scotia (a)	11,700	794,164
Hang Seng Bank Ltd.	17,500	296,460
HSBC Holdings PLC — ADR (a)	24,100	1,286,699
M&T Bank Corp. (a)	4,500	546,750
National Australia Bank Ltd.	32,000	1,039,027
U.S. Bancorp. (a)	22,600	949,878
United Overseas Bank Ltd.	18,310	353,358
Wells Fargo & Co. (a)	30,500	1,552,450

		7,641,550
Beverages — 1.9%
The Coca-Cola Co. (a)	22,200	872,238
PepsiCo, Inc. (a)	7,500	660,750
Treasury Wine Estates Ltd.	35,566	162,982

		1,695,970
Capital Markets — 1.8%
The Goldman Sachs Group, Inc. (a)	2,600	449,462
Morgan Stanley (a)	21,100	682,374
T Rowe Price Group, Inc. (a)	5,700	442,662

		1,574,498
Chemicals — 2.9%
BASF SE	9,600	993,540
PPG Industries, Inc. (a)	5,800	1,150,488
Solvay SA	2,300	371,374

		2,515,402
Communications Equipment — 0.7%
QUALCOMM, Inc. (a)	8,600	633,820
Construction & Engineering — 0.9%
Vinci SA	12,100	835,054
Consumer Finance — 0.7%
American Express Co. (a)	6,600	580,800
Distributors — 0.6%
Genuine Parts Co. (a)	6,100	505,202
Diversified Financial Services — 0.7%
CME Group, Inc. (a)	8,700	643,278
Diversified Telecommunication Services — 3.6%
Frontier Communications Corp. (a)	196,300	1,285,765
TeliaSonera AB	53,400	399,952
Verizon Communications, Inc. (a)	29,200	1,472,264

		3,157,981

Common Stocks	Shares	Value
Electric Utilities — 3.0%
Duke Energy Corp. (a)	5,200	$375,076
NextEra Energy, Inc.	15,400	1,445,906
SSE PLC	35,000	859,567

		2,680,549
Electrical Equipment — 1.9%
Emerson Electric Co.	26,800	1,705,820
Food & Staples Retailing — 0.7%
Wal-Mart Stores, Inc. (a)	8,714	641,176
Food Products — 4.3%
General Mills, Inc. (a)	35,200	1,765,280
Kraft Foods Group, Inc.	9,933	532,260
Mondelez International, Inc., Class A (a)	29,200	1,051,200
Nestle SA	5,700	422,028

		3,770,768
Health Care Equipment & Supplies — 0.5%
Abbott Laboratories (a)	11,100	467,532
Hotels, Restaurants & Leisure — 1.4%
McDonald’s Corp. (a)	12,900	1,219,824
Household Products — 1.4%
The Procter & Gamble Co. (a)	15,600	1,206,192
Industrial Conglomerates — 4.7%
3M Co. (a)	11,200	1,577,968
General Electric Co. (a)	53,800	1,353,070
Hopewell Holdings Ltd.	85,684	297,607
Keppel Corp. Ltd.	53,800	471,557
Siemens AG — ADR (a)	3,700	457,006

		4,157,208
Insurance — 5.1%
Aflac, Inc. (a)	7,100	424,154
Allianz SE	3,600	599,348
The Chubb Corp.	8,500	737,035
Cincinnati Financial Corp. (a)	11,400	524,628
MetLife, Inc. (a)	6,600	347,160
Prudential Financial, Inc. (a)	18,100	1,574,157
Zurich Insurance Group AG	976	283,538

		4,490,020
IT Services — 1.2%
Automatic Data Processing, Inc. (a)	13,400	1,089,554
Leisure Products — 0.5%
Mattel, Inc.	11,800	418,015
Media — 2.5%
The Walt Disney Co. (a)	25,500	2,189,940
Metals & Mining — 1.2%
BHP Billiton Ltd. — ADR (a)	8,012	569,573

Portfolio Abbreviations

ADR	American Depositary Receipt	EUR	Euro	SEK	Swedish Krona
AUD	Australian Dollar	GBP	British Pound	SGD	Singapore Dollar
CAD	Canadian Dollar	HKD	Hong Kong Dollar	USD	U.S. Dollar
CHF	Swiss Franc	JPY	Japanese Yen

JULY 31, 2014	1

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Metals & Mining (concluded)
BHP Billiton PLC	14,150	$482,687

		1,052,260
Multi-Utilities — 3.7%
Ameren Corp. (a)	22,300	857,435
Dominion Resources, Inc. (a)	23,500	1,589,540
Sempra Energy	4,800	478,608
Wisconsin Energy Corp.	8,300	361,714

		3,287,297
Oil, Gas & Consumable Fuels — 10.6%
Chevron Corp. (a)	16,300	2,106,612
Enbridge, Inc. (a)	24,400	1,196,111
Exxon Mobil Corp. (a)	27,000	2,671,380
Santos Ltd.	66,600	892,245
Suncor Energy, Inc.	3,450	141,658
Total SA (a)	28,000	1,806,000
TransCanada Corp. (a)	10,700	536,791

		9,350,797
Pharmaceuticals — 10.5%
AbbVie, Inc. (a)	10,287	538,421
AstraZeneca PLC	17,700	1,292,396
Bristol-Myers Squibb Co. (a)	34,300	1,736,266
GlaxoSmithKline PLC	32,425	781,404
Johnson & Johnson	15,700	1,571,413
Merck & Co., Inc. (a)	17,500	992,950
Pfizer, Inc. (a)	50,200	1,440,740
Sanofi	3,400	356,968
Takeda Pharmaceutical Co. Ltd.	10,800	492,615

		9,203,173
Real Estate Investment Trusts (REITs) — 3.2%
Equity Residential	10,800	698,220
HCP, Inc. (a)	12,000	498,360
Health Care REIT, Inc.	10,700	680,841
Keppel REIT Management Ltd.	15,824	16,096
Liberty Property Trust	7,200	253,224
Ventas, Inc. (a)	11,213	712,025

		2,858,766
Road & Rail — 0.4%
CSX Corp. (a)	10,600	317,152
Semiconductors & Semiconductor Equipment — 2.6%
Intel Corp. (a)	41,900	1,419,991
Microchip Technology, Inc. (a)	19,500	877,890

		2,297,881

Common Stocks	Shares	Value
Software — 3.0%
Microsoft Corp. (a)	41,500	$1,791,140
Oracle Corp. Japan	8,900	377,088
SAP SE — ADR (a)	5,450	427,771

		2,595,999
Specialty Retail — 2.8%
Hennes & Mauritz AB	21,500	878,951
The Home Depot, Inc. (a)	19,500	1,576,575

		2,455,526
Technology Hardware, Storage & Peripherals — 0.6%
Canon, Inc. — ADR (a)	3,700	121,323
Ricoh Co. Ltd.	32,000	366,320

		487,643
Thrifts & Mortgage Finance — 0.3%
Hudson City Bancorp, Inc.	25,800	251,550
Tobacco — 4.8%
Altria Group, Inc. (a)	40,500	1,644,300
British American Tobacco PLC	17,300	1,013,479
Philip Morris International, Inc.	10,400	852,904
Reynolds American, Inc. (a)	12,800	714,880

		4,225,563
Total Long-Term Investments (Cost — $76,887,894) — 96.5%		84,971,195

Short-Term Securities
Blackrock Liquidity Funds, TempFund, Institutional Class, 0.03% (b)(c)	3,449,359	3,449,359
Total Short-Term Securities (Cost — $3,449,359) — 3.9%		3,449,359
Total Investments Before Options Written (Cost — $80,337,253) — 100.4%		88,420,554

Options Written
(Premiums Received — $465,209) — (0.3)%		(323,586)
Total Investments Net of Options Written — 100.1%		88,096,968
Liabilities in Excess of Other Assets — (0.1)%		(49,726)

Net Assets — 100.0%		$88,047,242

Notes to Schedule of Investments

*	As of July 31, 2014, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$84,371,285

Gross unrealized appreciation	$8,686,442
Gross unrealized depreciation	(4,637,173)

Net unrealized appreciation	$4,049,269

(a)	All or a portion of security has been pledged/segregated as collateral in connection with outstanding options written.

(b)	Represents the current yield as of report date.

2	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)

(c)	Investments in issuers considered to be an affiliate of the Trust during the period ended July 31, 2014, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2013	Net Activity	Shares Held at July 31, 2014	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,708,345	(258,986)	3,449,359	$1,109

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Exchange-traded options written as of July 31, 2014 were as follows:

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Altria Group, Inc.	Call	USD	42.50	8/01/14	52	$(52)
Exxon Mobil Corp.	Call	USD	103.00	8/01/14	54	(81)
The Goldman Sachs Group, Inc.	Call	USD	167.50	8/01/14	10	(6,475)
The Home Depot, Inc.	Call	USD	81.00	8/01/14	19	(598)
McDonald’s Corp.	Call	USD	103.00	8/01/14	26	(91)
Merck & Co., Inc.	Call	USD	58.50	8/01/14	18	(45)
Merck & Co., Inc.	Call	USD	59.00	8/01/14	12	(24)
Pfizer, Inc.	Call	USD	30.00	8/01/14	17	(34)
Pfizer, Inc.	Call	USD	30.50	8/01/14	50	(100)
Pfizer, Inc.	Call	USD	31.00	8/01/14	14	(14)
The Procter & Gamble Co.	Call	USD	81.00	8/01/14	43	(172)
QUALCOMM, Inc.	Call	USD	82.00	8/01/14	4	(4)
U.S. Bancorp.	Call	USD	43.50	8/01/14	12	(144)
Microsoft Corp.	Call	USD	42.50	8/04/14	82	(6,355)
Prudential Financial, Inc.	Call	USD	89.36	8/04/14	36	(824)
Ventas, Inc.	Call	USD	65.00	8/04/14	22	(111)
Verizon Communications, Inc.	Call	USD	49.50	8/04/14	30	(2,880)
3M Co.	Call	USD	144.00	8/08/14	22	(638)
American Express Co.	Call	USD	95.00	8/08/14	13	(39)
Bristol-Myers Squibb Co.	Call	USD	50.00	8/08/14	8	(792)
Chevron Corp.	Call	USD	129.00	8/08/14	9	(1,570)
Duke Energy Corp.	Call	USD	73.05	8/08/14	10	(255)
The Home Depot, Inc.	Call	USD	83.00	8/08/14	17	(212)
Intel Corp.	Call	USD	32.00	8/08/14	42	(8,211)
McDonald’s Corp.	Call	USD	103.00	8/08/14	26	(130)
Microsoft Corp.	Call	USD	42.50	8/08/14	21	(1,974)
Pfizer, Inc.	Call	USD	30.00	8/08/14	17	(60)
United Technologies Corp.	Call	USD	118.00	8/08/14	12	(60)
Verizon Communications, Inc.	Call	USD	50.00	8/08/14	33	(2,541)
Verizon Communications, Inc.	Call	USD	50.50	8/08/14	10	(495)
Wal-Mart Stores, Inc.	Call	USD	77.00	8/08/14	17	(51)
The Walt Disney Co.	Call	USD	86.00	8/08/14	17	(2,159)
The Walt Disney Co.	Call	USD	87.00	8/08/14	16	(1,288)
The Walt Disney Co.	Call	USD	88.00	8/08/14	17	(850)
Wells Fargo & Co.	Call	USD	52.50	8/08/14	16	(96)
Siemens AG — ADR	Call	USD	135.00	8/12/14	14	(3)
Canon, Inc. — ADR	Call	USD	33.55	8/14/14	14	(329)
Mondelez International, Inc., Class A	Call	USD	37.75	8/16/14	78	(1,257)
Total SA	Call	USD	73.75	8/16/14	56	—
Abbott Laboratories	Call	USD	41.00	8/18/14	22	(3,036)

JULY 31, 2014	3

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)

•	Exchange-traded options written as of July 31, 2014 were as follows: (continued)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
AbbVie, Inc.	Call	USD	55.00	8/18/14	21	$(472)
Aflac, Inc.	Call	USD	65.00	8/18/14	28	(70)
Ameren Corp.	Call	USD	40.00	8/18/14	89	(1,557)
Bank of Nova Scotia	Call	CAD	74.00	8/18/14	46	(2,890)
BHP Billiton Ltd. — ADR	Call	USD	70.00	8/18/14	10	(1,865)
Bristol-Myers Squibb Co.	Call	USD	50.00	8/18/14	8	(896)
Chevron Corp.	Call	USD	136.00	8/18/14	23	(437)
Cincinnati Financial Corp.	Call	USD	50.00	8/18/14	22	(770)
CME Group, Inc.	Call	USD	75.00	8/18/14	34	(2,465)
The Coca-Cola Co.	Call	USD	43.00	8/18/14	44	(110)
Dominion Resources, Inc.	Call	USD	72.50	8/18/14	47	(353)
Enbridge, Inc.	Call	CAD	53.00	8/18/14	33	(2,497)
General Electric Co.	Call	USD	27.00	8/18/14	108	(162)
HCP, Inc.	Call	USD	42.50	8/18/14	48	(960)
Honeywell International, Inc.	Call	USD	97.50	8/18/14	23	(150)
Intel Corp.	Call	USD	31.00	8/18/14	84	(24,696)
M&T Bank Corp.	Call	USD	125.00	8/18/14	18	(495)
Merck & Co., Inc.	Call	USD	60.00	8/18/14	6	(36)
MetLife, Inc.	Call	USD	57.50	8/18/14	13	(39)
Microchip Technology, Inc.	Call	USD	49.00	8/18/14	78	(1,170)
Microsoft Corp.	Call	USD	42.00	8/18/14	21	(3,066)
Morgan Stanley	Call	USD	33.00	8/18/14	42	(1,365)
PPG Industries, Inc.	Call	USD	210.00	8/18/14	23	(633)
The Procter & Gamble Co.	Call	USD	80.00	8/18/14	19	(390)
Prudential Financial, Inc.	Call	USD	92.50	8/18/14	36	(1,242)
Reynolds American, Inc.	Call	USD	60.00	8/18/14	51	(510)
SAP SE — ADR	Call	USD	82.50	8/18/14	21	(210)
Total SA	Call	USD	70.00	8/18/14	56	(420)
TransCanada Corp.	Call	CAD	52.00	8/18/14	2	(516)
U.S. Bancorp.	Call	USD	44.00	8/18/14	55	(193)
The Walt Disney Co.	Call	USD	87.50	8/18/14	52	(4,212)
Wells Fargo & Co.	Call	USD	52.50	8/18/14	17	(144)
T Rowe Price Group, Inc.	Call	USD	83.00	8/19/14	23	(138)
BHP Billiton Ltd. — ADR	Call	USD	72.95	8/21/14	10	(619)
American Express Co.	Call	USD	95.00	8/22/14	13	(110)
Bristol-Myers Squibb Co.	Call	USD	50.00	8/22/14	8	(1,024)
The Coca-Cola Co.	Call	USD	43.00	8/22/14	44	(110)
The Home Depot, Inc.	Call	USD	80.00	8/22/14	21	(4,357)
QUALCOMM, Inc.	Call	USD	81.00	8/22/14	2	(12)
United Technologies Corp.	Call	USD	116.00	8/22/14	10	(45)
Wells Fargo & Co.	Call	USD	52.00	8/22/14	21	(504)
Automatic Data Processing, Inc.	Call	USD	81.05	8/25/14	53	(7,438)
Lockheed Martin Corp.	Call	USD	172.05	8/25/14	17	(1,828)
Abbott Laboratories	Call	USD	41.75	8/26/14	22	(2,219)
Dominion Resources, Inc.	Call	USD	70.11	8/27/14	47	(1,734)
AbbVie, Inc.	Call	USD	56.00	8/28/14	21	(584)
General Mills, Inc.	Call	USD	53.50	8/28/14	70	(647)
Genuine Parts Co.	Call	USD	87.55	8/28/14	24	(435)
Altria Group, Inc.	Call	USD	42.50	8/29/14	55	(743)
Bristol-Myers Squibb Co.	Call	USD	50.00	8/29/14	40	(5,820)
Chevron Corp.	Call	USD	131.00	8/29/14	10	(1,465)

4	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)

•	Exchange-traded options written as of July 31, 2014 were as follows: (concluded)

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Exxon Mobil Corp.	Call	USD	105.00	8/29/14	27	$(594)
General Electric Co.	Call	USD	27.00	8/29/14	30	(90)
The Home Depot, Inc.	Call	USD	82.00	8/29/14	21	(2,499)
Merck & Co., Inc.	Call	USD	59.00	8/29/14	34	(1,105)
PepsiCo, Inc.	Call	USD	90.00	8/29/14	30	(1,830)
U.S. Bancorp.	Call	USD	43.00	8/29/14	23	(713)
United Technologies Corp.	Call	USD	116.00	8/29/14	10	(65)
Verizon Communications, Inc.	Call	USD	51.00	8/29/14	33	(2,112)
Wal-Mart Stores, Inc.	Call	USD	77.00	8/29/14	4	(52)
Wal-Mart Stores, Inc.	Call	USD	78.00	8/29/14	6	(45)
Wells Fargo & Co.	Call	USD	52.00	8/29/14	38	(1,254)
Duke Energy Corp.	Call	USD	73.05	9/04/14	10	(700)
3M Co.	Call	USD	144.00	9/05/14	22	(2,090)
Altria Group, Inc.	Call	USD	42.50	9/05/14	55	(963)
Bank of America Corp.	Call	USD	16.00	9/05/14	34	(493)
Bristol-Myers Squibb Co.	Call	USD	50.00	9/05/14	34	(5,440)
Chevron Corp.	Call	USD	136.00	9/05/14	23	(1,150)
Exxon Mobil Corp.	Call	USD	105.00	9/05/14	27	(729)
Intel Corp.	Call	USD	34.50	9/05/14	41	(1,845)
United Technologies Corp.	Call	USD	111.00	9/05/14	6	(222)
Verizon Communications, Inc.	Call	USD	51.50	9/05/14	10	(545)
CSX Corp.	Call	USD	31.05	9/09/14	21	(491)
Cincinnati Financial Corp.	Call	USD	48.50	9/15/14	23	(238)
Bank of America Corp.	Call	USD	16.00	9/22/14	34	(731)
Frontier Communications Corp.	Call	USD	6.00	9/22/14	400	(26,000)
General Mills, Inc.	Call	USD	53.50	9/22/14	70	(1,083)
Honeywell International, Inc.	Call	USD	97.50	9/22/14	23	(805)
HSBC Holdings PLC — ADR	Call	USD	55.00	9/22/14	96	(4,608)
Microsoft Corp.	Call	USD	45.00	9/22/14	42	(1,953)
Morgan Stanley	Call	USD	33.00	9/22/14	42	(3,087)
TransCanada Corp.	Call	CAD	55.50	9/22/14	40	(3,063)
Wells Fargo & Co.	Call	USD	52.50	9/22/14	31	(1,209)
Total						$(196,677)

•	Over-the-counter options written as of July 31, 2014 were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
The Chubb Corp.	Credit Suisse International	Call	USD	93.93	8/01/14	1,700	$—
MetLife, Inc.	Morgan Stanley & Co. International PLC	Call	USD	56.14	8/01/14	1,300	—
Equity Residential	Morgan Stanley & Co. International PLC	Call	USD	61.42	8/04/14	4,300	(13,935)
Hang Seng Bank Ltd.	Citibank N.A.	Call	HKD	128.37	8/05/14	7,000	(2,688)
BASF SE	UBS AG	Call	EUR	86.88	8/06/14	3,800	(1)
TeliaSonera AB	Goldman Sachs International	Call	SEK	49.79	8/06/14	21,300	(5,791)
Philip Morris International, Inc.	Deutsche Bank AG	Call	USD	86.95	8/07/14	2,200	(14)
Wisconsin Energy Corp.	Credit Suisse International	Call	USD	45.35	8/07/14	1,700	(50)
National Australia Bank Ltd.	Goldman Sachs International	Call	AUD	33.54	8/08/14	12,800	(16,994)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	99.95	8/11/14	2,000	(109)
Philip Morris International, Inc.	Citibank N.A.	Call	USD	86.09	8/11/14	2,000	(50)
Sempra Energy	UBS AG	Call	USD	101.00	8/11/14	1,900	(1,186)
Suncor Energy, Inc.	Morgan Stanley & Co. International PLC	Call	CAD	46.75	8/11/14	1,300	(75)
Hennes & Mauritz AB	Morgan Stanley & Co. International PLC	Call	SEK	293.30	8/12/14	8,600	(266)

JULY 31, 2014	5

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)

•	Over-the-counter options written as of July 31, 2014 were as follows: (concluded)

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Market Value
Zurich Insurance Group AG	Goldman Sachs International	Call	CHF	267.43	8/12/14	390	$(671)
Australia & New Zealand Banking Group Ltd.	Citibank N.A.	Call	AUD	34.08	8/13/14	7,200	(780)
BHP Billiton PLC	Goldman Sachs International	Call	GBP	19.95	8/13/14	2,800	(2,294)
Sanofi	Goldman Sachs International	Call	EUR	77.64	8/13/14	1,400	(2,955)
SSE PLC	Morgan Stanley & Co. International PLC	Call	GBP	15.62	8/13/14	14,000	(97)
Vinci SA	Morgan Stanley & Co. International PLC	Call	EUR	52.83	8/13/14	4,800	(3,219)
AstraZeneca PLC	Deutsche Bank AG	Call	GBP	43.97	8/14/14	7,000	(3,193)
Health Care REIT, Inc.	Bank of America N.A.	Call	USD	63.35	8/14/14	4,200	(2,029)
Kraft Foods Group, Inc.	Credit Suisse International	Call	USD	61.00	8/14/14	3,900	—
Enbridge, Inc.	Citibank N.A.	Call	CAD	51.01	8/20/14	1,600	(3,588)
Frontier Communications Corp.	JPMorgan Chase Bank N.A.	Call	USD	5.91	8/20/14	38,600	(25,027)
Hudson City Bancorp, Inc.	Goldman Sachs International	Call	USD	9.79	8/20/14	10,300	(911)
Keppel REIT Management Ltd.	Goldman Sachs International	Call	SGD	1.29	8/20/14	6,000	(28)
Allianz SE	Bank of America N.A.	Call	EUR	123.67	8/21/14	1,400	(4,542)
Hopewell Holdings Ltd.	JPMorgan Chase Bank N.A.	Call	HKD	27.52	8/21/14	34,000	(306)
Johnson & Johnson	Deutsche Bank AG	Call	USD	106.66	8/21/14	3,100	(301)
Nestle SA	Goldman Sachs International	Call	CHF	69.69	8/21/14	2,300	(276)
Solvay SA	UBS AG	Call	EUR	130.74	8/21/14	900	(66)
Mondelez International, Inc., Class A	UBS AG	Call	USD	37.73	8/22/14	3,800	(940)
CSX Corp.	Morgan Stanley & Co. International PLC	Call	USD	31.47	8/25/14	2,100	(351)
NextEra Energy, Inc.	Morgan Stanley & Co. International PLC	Call	USD	99.52	8/26/14	2,000	(777)
Oracle Corp. Japan	Société Générale	Call	JPY	4,503.30	8/26/14	3,500	(2,195)
Santos Ltd.	Goldman Sachs International	Call	AUD	14.24	8/26/14	26,600	(8,016)
The Chubb Corp.	Credit Suisse International	Call	USD	93.50	9/02/14	1,700	(123)
BHP Billiton PLC	Deutsche Bank AG	Call	GBP	20.65	9/04/14	2,800	(923)
British American Tobacco PLC	UBS AG	Call	GBP	35.67	9/04/14	7,000	(2,673)
Liberty Property Trust	Morgan Stanley & Co. International PLC	Call	USD	38.21	9/08/14	2,800	(62)
Ventas, Inc.	Credit Suisse International	Call	USD	65.25	9/08/14	2,200	(1,593)
Wisconsin Energy Corp.	Morgan Stanley & Co. International PLC	Call	USD	45.90	9/08/14	400	(89)
Enbridge, Inc.	Citibank N.A.	Call	CAD	55.25	9/09/14	4,800	(1,141)
BHP Billiton Ltd. — ADR	UBS AG	Call	USD	69.94	9/11/14	1,200	(2,776)
Treasury Wine Estates Ltd.	Citibank N.A.	Call	AUD	5.18	9/11/14	14,200	(1,070)
GlaxoSmithKline PLC	Goldman Sachs International	Call	GBP	15.72	9/12/14	13,000	(236)
Takeda Pharmaceutical Co. Ltd.	UBS AG	Call	JPY	4,785.89	9/16/14	4,300	(2,515)
Wisconsin Energy Corp.	Credit Suisse International	Call	USD	46.36	9/17/14	1,200	(163)
Keppel Corp. Ltd.	UBS AG	Call	SGD	11.19	9/24/14	21,000	(760)
Ricoh Co. Ltd.	UBS AG	Call	JPY	1,189.28	9/24/14	12,800	(5,348)
United Overseas Bank Ltd.	UBS AG	Call	SGD	23.98	9/24/14	7,000	(3,716)
Total							$(126,909)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

6	JULY 31, 2014

Schedule of Investments (continued)	BlackRock Dividend Income Trust (BQY)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy as of July 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,767,435	—	—	$2,767,435
Banks	5,390,716	$2,250,834	—	7,641,550
Beverages	1,532,988	162,982	—	1,695,970
Capital Markets	1,574,498	—	—	1,574,498
Chemicals	1,150,488	1,364,914	—	2,515,402
Communications Equipment	633,820	—	—	633,820
Construction & Engineering	—	835,054	—	835,054
Consumer Finance	580,800	—	—	580,800
Distributors	505,202	—	—	505,202
Diversified Financial Services	643,278	—	—	643,278
Diversified Telecommunication Services	2,758,029	399,952	—	3,157,981
Electric Utilities	1,820,982	859,567	—	2,680,549
Electrical Equipment	1,705,820	—	—	1,705,820
Food & Staples Retailing	641,176	—	—	641,176
Food Products	3,348,740	422,028	—	3,770,768
Health Care Equipment & Supplies	467,532	—	—	467,532
Hotels, Restaurants & Leisure	1,219,824	—	—	1,219,824
Household Products	1,206,192	—	—	1,206,192
Industrial Conglomerates	3,388,044	769,164	—	4,157,208
Insurance	3,607,134	882,886	—	4,490,020
IT Services	1,089,554	—	—	1,089,554
Leisure Products	418,015	—	—	418,015
Media	2,189,940	—	—	2,189,940
Metals & Mining	569,573	482,687	—	1,052,260
Multi-Utilities	3,287,297	—	—	3,287,297
Oil, Gas & Consumable Fuels	8,458,552	892,245	—	9,350,797
Pharmaceuticals	6,279,790	2,923,383	—	9,203,173
Real Estate Investment Trusts (REITs)	2,842,670	16,096	—	2,858,766
Road & Rail	317,152	—	—	317,152
Semiconductors & Semiconductor Equipment	2,297,881	—	—	2,297,881
Software	2,218,911	377,088	—	2,595,999
Specialty Retail	1,576,575	878,951	—	2,455,526
Technology Hardware, Storage & Peripherals	121,323	366,320	—	487,643
Thrifts & Mortgage Finance	251,550	—	—	251,550
Tobacco	3,212,084	1,013,479	—	4,225,563
Short-Term Securities	3,449,359	—	—	3,449,359
Total	$73,522,924	$14,897,630	—	$88,420,554

JULY 31, 2014	7

Schedule of Investments (concluded)	BlackRock Dividend Income Trust (BQY)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Equity contracts	$(175,744)	$(147,842)	—	$(323,586)
[1] Derivative financial instruments are options written, which are shown at value.

The carrying amount for certain of the Trust’s assets approximates fair value for financial reporting purposes. As of July 31, 2014, such assets are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$545	—	—	$545
Foreign currency at value	13,487	—	—	13,487
Total	$14,032	—	—	$14,032

There were no transfers between levels during the period ended July 31, 2014.

8	JULY 31, 2014

Item 2 –	Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Dividend Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Dividend Income Trust

Date: September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Dividend Income Trust

Date: September 25, 2014

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Dividend Income Trust

Date: September 25, 2014

3